Components of Share-based Compensation Expense for Share Options Issued to Employees in Absolute Amount and as Percentage of Net Revenue (Detail)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Employee Stock Option USD ($)	Dec. 31, 2013 Employee Stock Option CNY	Dec. 31, 2012 Employee Stock Option CNY	Dec. 31, 2011 Employee Stock Option CNY	Dec. 31, 2013 Employee Stock Option Cost of services USD ($)	Dec. 31, 2013 Employee Stock Option Cost of services CNY	Dec. 31, 2012 Employee Stock Option Cost of services CNY	Dec. 31, 2011 Employee Stock Option Cost of services CNY	Dec. 31, 2013 Employee Stock Option Research and product development expenses USD ($)	Dec. 31, 2013 Employee Stock Option Research and product development expenses CNY	Dec. 31, 2012 Employee Stock Option Research and product development expenses CNY	Dec. 31, 2011 Employee Stock Option Research and product development expenses CNY	Dec. 31, 2013 Employee Stock Option Sales and marketing expenses	Dec. 31, 2012 Employee Stock Option Sales and marketing expenses CNY	Dec. 31, 2011 Employee Stock Option Sales and marketing expenses CNY	Dec. 31, 2013 Employee Stock Option General and administrative expenses USD ($)	Dec. 31, 2013 Employee Stock Option General and administrative expenses CNY	Dec. 31, 2012 Employee Stock Option General and administrative expenses CNY	Dec. 31, 2011 Employee Stock Option General and administrative expenses CNY
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Net revenue	$ 389,096,022	2,355,470,585	2,151,894,567	1,792,217,309
Share-based compensation expense	$ 11,199,447	67,798,091	119,892,890	29,335,181	$ 112,673	682,087	2,365,613	10,933,069	$ 5,445	32,962	270,407	562,225	$ 61,645	373,181	1,202,645	2,269,898		197,871	199,684	$ 45,583	275,944	694,690	7,901,262
Percentage of total revenue	100.00%	100.00%
Percentage of share-base compensation					0.03%	0.03%			0.00%	0.00%			0.02%	0.02%			0.00%			0.01%	0.01%